Concession Contract Assets	12 Months Ended
Dec. 31, 2024
Concession Contract Assets
Concession Contract Assets

13.   CONCESSION CONTRACT ASSETS

	Dec. 31, 2024	Dec. 31, 2023
Distribution – Infrastructure assets under construction	4,421	3,431
Gas – Infrastructure assets under construction	554	338
Transmission – National Grid (‘BNES’ - Basic Network of the Existing System) - Law 12,783/13	1,616	1,723
Transmission – Assets remunerated by tariff	4,876	3,034
	11,467	8,526

Current	1,140	850
Non-current	10,327	7,676

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balances on December 31, 2021	4,358	1,927	95	6,380
Additions	407	3,098	61	3,566
Inflation adjustment	575	-	-	575
Amounts received	(608)	-	-	(608)
Disposals	-	-	(3)	(3)
Other additions	5	-	-	5
Transfers to financial assets	-	(762)	-	(762)
Transfers to intangible assets	-	(2,412)	(36)	(2,448)
Impairment (1)	-	(1)	-	(1)
Balances on December 31, 2022	4,737	1,850	117	6,704
Additions	242	3,478	270	3,990
Inflation adjustment	524	-	-	524
Amounts received	(746)	-	-	(746)
Transfers to financial assets	-	(364)	-	(364)
Transfers to intangible assets	-	(1,541)	(49)	(1,590)
Impairment (1)	-	8	-	8
Balances on December 31, 2023	4,757	3,431	338	8,526
Additions (2)	425	4,167	348	4,940
Inflation adjustment	433	-	-	433
Amounts received	(799)	-	-	(799)
Results of the Periodic Tariff Review (3)	1,676	-	-	1,676
Transfers to financial assets	-	(731)	(51)	(782)
Transfers to intangible assets	-	(2,435)	(81)	(2,516)
Impairment (1)	-	(11)	-	(11)
Balances on December 31, 2024	6,492	4,421	554	11,467

(1)	This refers to posting or reversal of provisions made for losses in relation to contractual assets in progress (canceled works).
(2)	The higher volume of additions in the distribution segment reflects greater investments made, in line with the investment program of Cemig D.
(3)	In Note 27d, this amount is presented net of PIS/Pasep and Cofins taxes.

The amount of additions in the fiscal year ended December 31, 2024 includes R$77 (R$70 on December 31, 2023) of borrowing costs, as presented in note 20. The average rate to determine the amount of borrowing costs was 11.13% in 2024 (11.75% in 2023 and 11.36% in 2022). The nature of the additions to contract and intangible assets is shown in note 27b.

The capitalization of financial charges is a non-cash transaction and therefore is not reflected in the Cash Flow Statements.

The transmission activity

For transmission concessions, the consideration to be paid to the Company arises from the concession contracts, as follows:

	Update index	Dec. 31, 2024	Dec. 31, 2023
Current
Concession contract - 006/97 (a)	IPCA
National Grid (‘BNES’ - Basic Network of the Existing System)		479	466
National Grid - new facilities (RBNI)		595	302
Concession contract - 079/00 (b)	IGPM	39	45
Concession contract - 006/11 (c)	IGPM	18	28
Concession contract - 004/05 (d)	IPCA	9	9
		1,140	850
Non-current
Concession contract - 006/97 (a)	IPCA
National Grid (‘BNES’ - Basic Network of the Existing System)		1,137	1,257
National Grid - new facilities (RBNI)		3,892	2,358
Concession contract - 079/00 (b)	IGPM	110	118
Concession contract - 006/11 (c)	IGPM	107	74
Concession contract - 004/05 (d)	IPCA	105	100
		5,351	3,907
		6,491	4,757

Concession contract no. 006/1997

The contract regulates the public service operation of the transmission facilities classified as part of the Basic Grid, in accordance with Law 9.074/1995 and pertinent regulations. This contract was extended until December 31, 2042, under Law 12,783/2013: the amounts involved were set by Ministerial Order 120/2016. These assets are referred to as the ‘Existing Grid’ (Rede Básica do Sistema Existente, or ‘RBSE’) and are segregated from the other assets of Cemig GT. Their cash flow consists of: the portion related to cost of capital (the ‘financial component’); and the portion related to the remuneration base (the ‘economic component’).

The changes implemented in these facilities are treated as Basic Network New Facilities (BNE). Its cash flow refers to the return on investments in reinforcements and improvements to the transmission infrastructure, and is discounted to present value and, where applicable, includes the portion of investments made and not amortised by the end of the concession term.

Periodic Tariff Review

In July 2024, through its Ratifying Resolutions 3,343/2024 and 3,344/2024, Aneel approved the result of the Periodic Tariff Review (Revisão Tarifária Periódica, or ‘RTP’) of the RAP of Cemig GT’s concession contracts 006/1997 and 079/2000.

In the same month, by Ratifying Resolution 3,348/2024, Aneel established the new value for the RAP for 2024-2025, with effects governing the contracts of Cemig GT, Centroeste and Sete Lagoas.

Since the RTP represents a change in the capital structure, and a change in a remuneration rate, the present value of the assets classified as Contractual Assets was remeasured – the results being shown below.

The assets of the Cemig GT’s Concession Contract 006/97 are segregated into:

a)      Transmission facilities that existed on May 31, 2000 (referred to as the ‘basic grid’, or ‘RBSE – Rede Básica do Sistema Existente’) and authorized facilities that started commercial operation between June 1, 2000 and December 31, 2012 and are the subject of compensation, called ‘Indemnified RBNI’; and

b)      authorized facilities with commercial operation recognized as from January 1, 2013, after the extension of concessions under Law 12,783/2013, referred to simply as ‘RBNI’ (Rede Básica de Novas Instalações).

The assets of this contract, re-valued for the first time, followed the methodology of Proret 9.1: valued 76% by the Reference Price Bank (Banco de Preços Referencial, or ‘BPR’); 13% by a hybrid method (involving the BPR and IPCA index); and 11% by their original book value, updated by the IPCA index. On the other hand, the assets comprising the RBSE and RBNI that had been re-valued in previous processes were updated by the indexor of the contract (the IPCA index).

The effects of the RTP on the contractual assets were as follows:

Result RTP
RBSE - Assets until 12/2012	164
RBNI Cycle 2013-2018 - Original	10
RBNI Cycle 2013-2018 - Revised RTP 2024	89
RBNI Cycle 2018-2023 – Small Improvements	205
RBNI Cycle 2018-2023 – Major Improvements and Reinforcements	1,208
Total	1,676

The positive result of the RTP is mainly due to: (i) the difference between the value of the costs budgeted for the construction of the assets and the New Replacement Value (Valor Novo de Reposição, or ‘VNR’) – which was adjusted by the updated values of the BPR, as found in the RTP process, applied to the majority of the re-valued assets; and (ii) the positive variation in the regulatory WACC. According to IFRS 15, because it is a new measurement of the value of the contractual assets, these effects are directly recognized in Net profit at the time the RTP occurs.

These effects were compared with the values as originally accounted, and the resulting differences reported as a gain in the income statement for the third quarter of 2024.

National Grid Assets- ‘BNES’ - the regulatory cost of capital updating

On January 06, 2021, the Brazilian General Attorney's Office issued a legal opinion about the effects of the reversal of the court decision that had suspended the cost of equity remuneration of the transmission agents determined by Ministerial Order 120/2016, concluded that it must be updated by the cost of equity rate until July 1, 2020, which is the date that the payment took place, and must be included to RAP 2020-2021 cycle for eight years.

On April 22, 2021, Aneel published Resolution 2,852, defining, among other provisions, the financial component referred to. Thus, the cost capital associated with the financial components was incorporated into the calculation of the periodic review processes of 2018 deciding the RAP of the transmission concessions. This caused 2 effects: (i) A new value for the component to be considered in the RAP of the tariff cycles for 2020-2021 to 2025-2026; and (ii) a residual value for the difference between the amount paid to the transmission companies in the 2017-2018 and 2019-2020 tariff cycles and the amount payable after the injunctions were overturned.

Thus, the debt balance of this component was recalculated, using remuneration at the rate of cost capital, up to the date of actual payment (July 1, 2020), discounted present value of the amount paid. In addition, Aneel opted the alternative of ‘reprofiling’ these payments, for payment gradually over a period of 8 years, guaranteeing the net present value of the transaction.

The Periodic Tariff Review decided in 2024 did not impact this financial component. The Company continues to monitor this subject. The assumptions, methodologies and calculations that have so far been considered continue to be appropriate.

a)         Concession contract no. 079/00

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of transmission of the following facilities: The Itajubá 3 Substation; the Itajubá 3 - Poços de Caldas Transmission Line; and the Itajubá 3-Cachoeira Paulista Transmission Line, in effect until October 4, 2034.

In July 2024, through its Ratifying Resolutions 3,343/2024 and 3,344/2024, Aneel approved the result of the Periodic Tariff Review (RTP) of the RAP of Cemig GT’s concession contracts 006/1997 and 079/2000.

Revenue from strengthening and enhancements was revised, resulting in recognition of a gain of R$2 in the third quarter of 2024.

b)        Concession contract no. 004/2005

The contract regulates the concession for the second circuit 345kV transmission facility which runs between the Furnas and Pimenta substations, a distance of approximately 75 km, for a period of 30 years from March 2005. For making the transmission facilities available for commercial operation, Centroeste will receive the Permitted Annual Revenue (RAP), adjusted annually, in the first 15 years of commercial operation. In the 16th year of commercial operation, its RAP will be reduced by 50%, until the end of the concession.

c)         Concession contract no. 006/2011

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of the Sete Lagoas 4 substation, in effect until June 15, 2041. The indexer used for adjustment of the contract is the Expanded National Consumer Price (‘Índice de Preços ao Consumidor Amplo’ - IPCA).

Accounting policy

Energy Distribution activity

Assets linked to concession infrastructure still under construction are initially recorded as contract assets, considering the right of the Company to charge for the services provided to customers or receive an indemnity at the end of the concession period for assets not yet amortized. In accordance with IFRS 15, the counterpart amounts of construction revenues equivalent to the new assets are initially recorded as contract assets, measured at acquisition cost including capitalized borrowing costs.

After the assets start operation, the conclusion of the performance obligation linked to construction is recorded, and the assets are split between financial assets and intangible assets. Assets amortized over the term of the concession are classified as intangible assets. The portion of the assets not amortized within the concession period, which will be subject to compensation at the end of the concession, is classified as a financial asset.

Transmission activity

During the term of the concession, the company receives the Annual Permitted Revenue (Receita Anual Permitida, of ‘RAP’), which remunerates the investment made in the construction transmission lines, as well as the improvement, operation and maintenance services. The transmission revenue is recognized as the corresponding performance obligations are met, namely: (i) availability and construction and (ii) operation and maintenance. The amounts are recognized in the Company's income statement, against the contract asset. Subsequently, when the credit notice is issued by the ONS, the RAP is invoiced and the balances are transferred from Contract Assets to Consumer Receivables.

When construction of transmission infrastructure is concluded the assets related to the transmission infrastructure remains classified as contract assets, considering the dependence on the satisfaction of a performance obligations during the concession period, represented by the availability/construction, operation and maintenance of the transmission lines, thus there is no unconditional right to receive the consideration for the construction services unless the Company operates and maintains the infrastructure.

The costs related to the infrastructure construction are recognized as incurred in the statement of income.

Additional information about the accounting practices related to the assets related to the transmission segment are described in note 27.

Gas distribution activity

New assets are classified initially as contract assets, measured at acquisition cost, including capitalized borrowing costs. When they start operation, they are split into financial assets and intangible assets.

Estimations and judgments

Transmission activity

Construction and improvement revenues are recognized according to the stage of completion of the work, based on the costs actually incurred, plus the construction margin. The margin allocated to the infrastructure construction performance obligation is defined based on management's best estimates and expectations of the profitability of the projects implemented by the Company.

When the tariff changes during the periodic tariff reviews, the contract asset is remeasured, bringing future RAPs to present value (financing component) at the implicit rate originally identified, comparing the result found with the balance recorded, in order to recognize the gain or loss in profit or loss.

Of the amounts invoiced for transmission concession revenue, represented by the RAP, the portion relating to the fair value of the operation and maintenance of the assets is recognized against the income statement for the year and the portion relating to construction revenue, originally recorded when the assets were formed, is written off against contract assets. Additions due to expansion and reinforcement generate additional cash flow and are therefore incorporated into the balance of the contract asset.

The financial remuneration of the contractual asset corresponds to the financial component, recognized by the straight-line method based on the discount rate determined at the start of the investments, and including financial updating by the inflation index.

The discount rate represents the Company's best estimate for the financial remuneration of the investments in the transmission infrastructure, which represents the approximate percentage of what would be the cash price to be charged for the infrastructure built or improvement by the concessionaire in a sale transaction. The implicit rate for pricing the financial component of the concession contract asset is established at the beginning of the investments and considers the credit risk of the counterparties.